CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net loss	$ (79,988,702)	$ (56,495,120)	$ (51,609,472)
Other comprehensive income:
Foreign currency translation adjustments, net of tax impact of nil, for 2013, 2014 and 2015	(2,357,383)	(269,475)	584,066
Total comprehensive loss	(82,346,085)	(56,764,595)	(51,025,406)
Less: Comprehensive loss attributable to non-controlling interest	649,798	(506,477)	(963,518)
Comprehensive loss attributable to ordinary shareholders of China Sunergy Co., Ltd.	$ (82,995,883)	$ (56,258,118)	$ (50,061,888)